UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND
SEMI-ANNUAL REPORT TO SHAREHOLDERS
June 30, 2011
This information must be preceded or
accompanied by a current prospectus.
Investors should read the prospectus carefully
before investing.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
TABLE OF CONTENTS

Shareholder Letter	1
Schedules of Investments	3
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	16
Disclosure of Fund Expenses	22

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Dear Shareholders:
The U.S. economy experienced sluggish growth in the first half of 2011 due in part to temporary factors, such as the Japanese supply chain disruption, and ongoing weakness in housing and limited improvements in the labor markets. In the first half, strong corporate fundamentals and highly stimulative monetary and fiscal policies led to continued strong performance of credit and securitized asset classes relative to U.S. Treasuries.
Fund Performance
Against this backdrop, the Aviva Core Aggregate Fixed Income Fund Institutional Class shares returned 2.97% for the first six months of the year, ahead of the benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 2.72%. We can attribute the fund’s outperformance to an asset allocation overweight to non-U.S. Government asset classes and strong security selection.
The Aviva High Yield Bond Fund Institutional Class shares slightly underperformed, returning 4.71% vs. the benchmark, the Barclays Capital Global High Yield ex-CMBS/EMG 2% Capped Index, which returned 4.82%. The Fund suffered from a higher quality allocation as the market favored lower quality bonds. Overall security selection was positive. The most notable benefit was from outperformance in the wirelines, media-noncable and aerospace/defense sectors.
Market Outlook
The economy commonly experiences a period of slower growth in the middle of an economic cycle, so we view the first-half slowdown as a ”soft patch” and not a double-dip recession. We expect U.S. growth to remain sluggish but improve modestly during the second half of the year, as the temporary factors reducing growth begin to dissipate.
We believe stable fundamentals, relatively attractive valuations, and strong demand for fixed income in a low yield environment position the credit and securitized fixed income asset classes well for future performance. We also believe volatility will remain elevated. Portfolio risk positioning in we believe, will be increasingly important, due to the number of key macro risks affecting the markets. We expect the 10-year Treasury to range between 2.0% and 3.0% over the next 12 months, and we expect yields to remain lower for longer.
We believe the key risks to our economic and market outlook are focused on the global effects of European fiscal/sovereign debt issues, the U.S. fiscal deficit plan, and policy uncertainty reducing consumer and business confidence, as well as global growth.
Our Plans
We expect increased market volatility over the coming months and will be focusing our asset allocation and security selection skills on market dislocation opportunities within our disciplined portfolio risk positioning framework. We do not think the U.S. economy will experience a double-dip recession, but we are cautious of the risks implied by the numerous macro issues.
Regarding the High Yield Bond Fund, we believe that the best risk and return profiles are not from an outright add to the riskiest and highest yielding credits, but from fundamentally strong companies that can realize the earnings from a recovery and weather macro volatility.
Thank you for your continued confidence in Aviva Investors.
Sincerely,
Ross A. Junge
Chief Investment Officer — Fixed Income

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Past performance is not indicative of future results. This commentary contains the current opinions of Aviva Investors and is not intended to be, and should not be interpreted as, a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This commentary is distributed for informational purposes only and is not a recommendation or investment advice. The information herein is based on sources which Aviva Investors believes to be reliable, but it is not guaranteed to be accurate or complete.
Forward-looking statements, opinions and other information contained in this article are subject to change continually and without notice and may no longer be true after the date of publication. Any such statements speak only to the date they are made and Aviva Investors North America assumes no duty and does not undertake to update forward-looking statements. Such statements are subject to numerous assumptions, risks and uncertainties, which may change over time. Actual results may differ substantially from those anticipated in forward-looking statements. Past performance is not indicative of future results. There is potential for profit or loss with any investment.
No part of this commentary may be reproduced in any form, or referred to in any other publication, without the express written permission of Aviva Investors North America, Inc.
Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.
The Barclays U.S. Aggregate Bond Index covers fixed rate, government and corporate securities, mortgage-backed pass-through securities, and asset-backed securities, and is commonly used for comparative purposes to gauge the general U.S. investment grade fixed rate bond market. Index returns are provided to represent the investment environment existing during the time periods shown. For comparison purposes, an index is fully invested, which includes the reinvestment of dividends and capital gains but does not include any transaction costs, management fees or other costs that would reduce returns.
The Barclays Capital Global High Yield ex-CMBS/EMG 2% Capped Index is the 2% Issuer Cap component of the Barclays Capital Global High Yield index. The Barclays Capital Global High Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds of issuers in non-EMG countries are included.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors Core Aggregate Fixed Income Fund
June 30, 2011
Sector Weightings†:

	Face
	Amount	Value

Mortgage-Backed Securities — 38.2%
FHLMC
6.500%, 03/01/38	$164,373	$185,375
6.000%, 10/01/37	390,326	429,689
4.500%, 04/01/25	81,958	86,906
4.000%, 05/01/25	101,483	106,135
FNMA
6.000%, 10/01/37	45,329	49,879
5.500%, 12/01/23	56,885	61,705
5.500%, 07/01/40	707,279	765,655
5.000%, 08/01/40	449,610	478,696
5.000%, 02/01/41	124,374	133,078
4.500%, 03/01/24	153,348	162,989
4.500%, 11/01/40	98,279	101,856
4.500%, 02/01/41	497,330	515,470
4.500%, 04/01/41	174,545	180,911
4.000%, 09/01/24	176,478	184,319
4.000%, 09/01/40	220,300	220,680
4.000%, 11/01/40	97,173	97,310
3.500%, 09/01/25	186,176	189,910
3.500%, 11/01/25	96,731	98,671
GNMA
5.500%, 12/15/38	163,257	179,863
5.000%, 10/15/40	333,676	362,160
4.500%, 02/15/40	97,306	102,921
4.500%, 07/15/40	243,555	257,611
4.500%, 05/20/41	49,899	52,625
4.000%, 10/15/40	124,306	126,877
4.000%, 01/20/41	49,405	50,272
4.000%, 03/15/41	99,552	101,641
JPMorgan Chase Commercial Mortgage Securities,
Ser 2005-CB11, CI A4
5.335%, 08/12/37 (A)	200,000	217,930
JPMorgan Chase Commercial Mortgage Securities,
Ser 2006-LDP7, CI AM
6.067%, 04/15/45 (A)	100,000	103,790
JPMorgan Chase Commercial Mortgage Securities,
Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	100,000	108,071
Morgan Stanley Capital I,
Ser 2005-IQ9, Cl AJ
4.770%, 07/15/56	65,000	63,073

Total Mortgage-Backed Securities (Cost $5,704,651)		5,776,068

Corporate Bonds — 31.3%
Aerospace/Defense — 0.3%
BE Aerospace
6.875%, 10/01/20	50,000	52,625

Automotive — 0.1%
Toyota Motor Credit
4.250%, 01/11/21	15,000	15,413

Banking — 6.6%
Citigroup
5.000%, 09/15/14	100,000	104,873
Credit Suisse USA
6.500%, 01/15/12	100,000	103,148
Fifth Third Bancorp
3.625%, 01/25/16	60,000	60,584
Goldman Sachs Group
3.625%, 02/07/16	100,000	101,192
JPMorgan Chase Capital XVII
5.850%, 08/01/35	150,000	148,010
KeyCorp
5.100%, 03/24/21	30,000	30,613
Merrill Lynch
6.220%, 09/15/26	100,000	100,634
6.110%, 01/29/37	100,000	94,052
Morgan Stanley
5.625%, 09/23/19	100,000	102,783
4.750%, 04/01/14	50,000	52,153
Wachovia
5.750%, 02/01/18	50,000	55,366
Wells Fargo
4.600%, 04/01/21	50,000	50,376

		1,003,784

Chemicals — 0.6%
Dow Chemical
2.500%, 02/15/16	35,000	34,823
Nova Chemicals
8.625%, 11/01/19	50,000	55,937

		90,760

Construction Machinery — 0.1%
Caterpillar
5.200%, 05/27/41	15,000	15,058

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors Core Aggregate Fixed Income Fund
June 30, 2011

	Face
	Amount	Value

Diversified Manufacturing — 0.4%
Textron
5.600%, 12/01/17	$50,000	$53,664

Electric — 2.3%
AES
8.000%, 06/01/20	50,000	53,500
Edison International
3.750%, 09/15/17	20,000	20,118
Exelon Generation
5.200%, 10/01/19	25,000	26,134
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	50,000	69,341
Public Service of Colorado
4.875%, 03/01/13	75,000	79,982
Southern Power
6.250%, 07/15/12	50,000	52,607
TECO Finance
5.150%, 03/15/20	25,000	26,557
Xcel Energy
4.700%, 05/15/20	15,000	15,625

		343,864

Food And Beverage — 0.4%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	50,000	62,996

Gaming — 0.4%
Scientific Games International
9.250%, 06/15/19	50,000	54,188

Health Insurance — 0.6%
Coventry Health Care
5.950%, 03/15/17	50,000	53,511
5.450%, 06/15/21	30,000	30,755

		84,266

Healthcare — 1.2%
CareFusion
6.375%, 08/01/19	20,000	22,610
Covidien International Finance
6.000%, 10/15/17	50,000	58,513
HCA
7.875%, 02/15/20	50,000	54,500
Hospira
6.050%, 03/30/17	45,000	51,137

		186,760

Independent — 1.0%
Anadarko Petroleum
6.950%, 06/15/19	20,000	23,397
EOG Resources
4.100%, 02/01/21	40,000	39,584
Plains Exploration & Production
8.625%, 10/15/19	50,000	54,750
Talisman Energy
7.750%, 06/01/19	25,000	30,514

		148,245

Integrated — 0.7%
Hess
7.875%, 10/01/29	15,000	18,884
Petrobras International Finance — Pifco
5.375%, 01/27/21	45,000	46,431
Suncor Energy
6.500%, 06/15/38	20,000	21,913
Total Capital
4.125%, 01/28/21	20,000	20,271

		107,499

Life — 1.5%
Genworth Financial
7.625%, 09/24/21	10,000	10,134
5.750%, 06/15/14	100,000	104,484
Hartford Financial Services Group
4.625%, 07/15/13	50,000	52,260
Prudential Financial
7.375%, 06/15/19	50,000	59,387

		226,265

Media Cable — 0.7%
Comcast
5.850%, 11/15/15	50,000	56,759
DIRECTV Holdings
7.625%, 05/15/16	50,000	54,556

		111,315

Metals and Mining — 2.7%
ArcelorMittal
9.850%, 06/01/19	25,000	31,739
Barrick
2.900%, 05/30/16 (B)	20,000	20,007
Consol Energy
8.250%, 04/01/20	50,000	54,750
Freeport-McMoRan Copper
8.375%, 04/01/17	100,000	109,375
Rio Tinto Alcan
6.125%, 12/15/33	50,000	55,228
Teck Resources
4.750%, 01/15/22	30,000	30,140
United States Steel
7.375%, 04/01/20	50,000	51,625
Vale Overseas
6.875%, 11/21/36	50,000	54,414

		407,278

Non-Captive Diversified — 1.7%
General Electric Capital
5.450%, 01/15/13	195,000	207,608
5.300%, 02/11/21	50,000	52,125

		259,733

Oil Field Services — 0.1%
Ensco
4.700%, 03/15/21	20,000	20,243

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors Core Aggregate Fixed Income Fund
June 30, 2011

	Face
	Amount	Value

Paper — 0.5%
Boise Paper Holdings
8.000%, 04/01/20	$50,000	$52,750
International Paper
7.950%, 06/15/18	15,000	17,885

		70,635

Pharmaceuticals — 0.7%
Johnson & Johnson
4.850%, 05/15/41	30,000	29,150
Sanofi-Aventis
1.625%, 03/28/14	30,000	30,369
Watson Pharmaceuticals
6.125%, 08/15/19	35,000	39,475

		98,994

Pipelines — 0.9%
NuStar Logistics
4.800%, 09/01/20	50,000	50,503
Plains All American Pipeline
8.750%, 05/01/19	25,000	31,497
Williams Partners
6.300%, 04/15/40	50,000	52,010

		134,010

Property & Casualty — 0.5%
Allstate
6.125%, 05/15/37 (A)	25,000	24,906
Progressive
6.700%, 06/15/37 (A)	50,000	52,003

		76,909

Refining — 0.3%
Valero Energy
6.625%, 06/15/37	50,000	52,297

REITS — 0.7%
HCP
6.700%, 01/30/18	50,000	55,972
Hospitality Properties Trust
7.875%, 08/15/14	25,000	28,227
Simon Property Group
5.650%, 02/01/20	25,000	27,056

		111,255

Restaurants — 0.1%
McDonald’s
3.625%, 05/20/21	20,000	19,935

Retailers — 0.7%
CVS Caremark
6.250%, 06/01/27	25,000	27,689
Home Depot
5.875%, 12/16/36	50,000	51,343
Wal-Mart Stores
3.250%, 10/25/20	25,000	23,830

		102,862

Sovereigns — 1.1%
Brazilian Government International Bond
5.625%, 01/07/41	100,000	103,250
Mexican Government International Bond
5.625%, 01/15/17	55,000	62,783

		166,033

Technology — 1.0%
Analog Devices
3.000%, 04/15/16	15,000	15,388
DuPont Fabros Technology
8.500%, 12/15/17	50,000	54,875
Equifax
4.450%, 12/01/14	50,000	53,626
Motorola
6.000%, 11/15/17	25,000	28,485

		152,374

Tobacco — 0.4%
Altria Group
10.200%, 02/06/39	25,000	35,961
4.750%, 05/05/21	20,000	20,025

		55,986

Wireless — 1.7%
America Movil
5.000%, 10/16/19	100,000	104,915
CC Holdings
7.750%, 05/01/17 (B)	50,000	54,375
Nextel Communications
7.375%, 08/01/15	50,000	50,250
Vodafone Group
4.375%, 03/16/21	50,000	50,359

		259,899

Wirelines — 1.3%
AT&T
2.950%, 05/15/16	25,000	25,348
CenturyLink
7.600%, 09/15/39	30,000	28,938
Telefonica Emisiones
5.462%, 02/16/21	40,000	40,683
Verizon Communications
1.950%, 03/28/14	100,000	101,695

		196,664

Total Corporate Bonds (Cost $4,776,293)		4,741,809

U.S. Treasury Obligations — 21.7%
U.S. Treasury Bond
4.375%, 05/15/40	300,000	299,861
U.S. Treasury Notes
3.625%, 02/15/21	100,000	104,273
2.750%, 02/28/18	100,000	102,398
2.125%, 02/29/16	975,000	998,156
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors Core Aggregate Fixed Income Fund
June 30, 2011

	Face
	Amount/Shares	Value

U.S. Treasury Obligations (continued)
1.375%, 02/15/13	$690,000	$700,970
1.000%, 01/15/14	1,075,000	1,084,659

Total U.S. Treasury Obligations (Cost $3,252,320)		3,290,317

U.S. Government Agency Obligations — 5.0%
Ally Financial
1.750%, 10/30/12	150,000	152,597
FHLMC
1.750%, 09/10/15	65,000	65,336
1.375%, 02/25/14	450,000	456,881
FNMA
2.375%, 04/11/16	75,000	76,647

Total U.S. Government Agency Obligations (Cost $744,804)		751,461

Asset-Backed Securities — 3.0%
CenterPoint Energy Transition Bond,
Ser 2008-A, Cl A1
4.192%, 02/01/20	109,471	118,015
Citibank Credit Card Issuance Trust,
Ser 2003-A10, CI A10
4.750%, 12/10/15	100,000	108,889
Discover Card Master Trust,
Ser 2007-A1, Cl A1
5.650%, 03/16/20	100,000	114,718
World Financial Network Credit Card Master Trust,
Ser 2010-A, Cl A
3.960%, 04/15/19	100,000	105,878

Total Asset-Backed Securities (Cost $452,349)		447,500

Municipal Bonds — 0.4%
Los Angeles Community College District
6.750%, 08/01/49	25,000	28,477
Los Angeles Department of Water & Power
6.603%, 07/01/50	10,000	11,137
San Francisco City & County Public Utilities Commission
6.950%, 11/01/50	25,000	28,503

Total Municipal Bonds (Cost $62,985)		68,117

Cash Equivalent — 0.4%
Union Bank Institutional Trust III
0.200% (C) (Cost $58,148)	58,148	58,148

Total Investments — 100.0% (Cost $15,051,550)		$15,133,420

Percentages are based on Net Assets of $15,131,393.

(A)	Variable rate security — Rate disclosed is the rate in effect on June 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate shown is the 7-day effective yield as of June 30, 2011.

Cl	—	Class
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REITS	—	Real Estate Investment Trusts
Ser	—	Series
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors High Yield Bond Fund

June 30, 2011
Sector Weightings†:

	Face
	Amount	Value

Corporate Bonds — 94.6%
Aerospace/Defense — 2.1%
BE Aerospace
6.875%, 10/01/20	$125,000	$131,562
Bombardier
7.750%, 03/15/20 (B)	175,000	197,750

		329,312

Automotive — 2.5%
Dana Holding
6.750%, 02/15/21	25,000	24,781
6.500%, 02/15/19	25,000	24,875
Ford Motor Credit
8.125%, 01/15/20	175,000	203,379
Goodyear Tire & Rubber
8.750%, 08/15/20	125,000	138,750

		391,785

Banking — 3.1%
Capital One Capital VI
8.875%, 05/15/40	175,000	181,371
Fifth Third Capital Trust IV
6.500%, 04/15/37 (A)	100,000	99,000
NB Capital Trust IV
8.250%, 04/15/27	200,000	205,750

		486,121

Building Materials — 1.3%
Building Materials Corp of America
6.750%, 05/01/21 (B)	100,000	100,750
Masco
7.125%, 03/15/20	100,000	102,529

		203,279

Chemicals — 3.4%
Huntsman International
8.625%, 03/15/21	100,000	109,250
Lyondell Chemical
11.000%, 05/01/18	125,000	140,625
Nova Chemicals
8.625%, 11/01/19	100,000	111,875
Polypore International
7.500%, 11/15/17	75,000	79,687
Vertellus Specialties
9.375%, 10/01/15 (B)	100,000	103,750

		545,187

Construction Machinery — 0.9%
Case New Holland
7.875%, 12/01/17 (B)	125,000	138,125

Consumer Cyclical Services — 1.2%
Garda World Security
9.750%, 03/15/17 (B)	100,000	106,250
ServiceMaster
10.750%, 07/15/15 (B)	75,000	79,500

		185,750

Consumer Products — 1.6%
Sealy Mattress
10.875%, 04/15/16 (B)	100,000	111,500
Spectrum Brands Holdings
9.500%, 06/15/18 (B)	125,000	137,500

		249,000

Diversified Manufacturing — 0.7%
CPM Holdings
10.875%, 09/01/14 (B)	100,000	109,000

Electric — 2.5%
AES
8.000%, 06/01/20	125,000	133,750
Calpine
7.875%, 07/31/20 (B)	125,000	131,250
Energy Future Holdings
10.000%, 01/15/20	50,000	53,323
GenOn Energy
9.500%, 10/15/18	75,000	78,375

		396,698

Entertainment — 0.8%
AMC Entertainment Holdings
9.750%, 12/01/20 (B)	75,000	77,062
Lions Gate Entertainment
10.250%, 11/01/16 (B)	50,000	51,125

		128,187

Environmental — 0.9%
ALBA Group & KG
8.000%, 05/15/18	100,000	145,049

Food And Beverage — 2.3%
Bakkavor Finance 2
8.250%, 02/15/18	100,000	138,833
Blue Merger Sub
7.625%, 02/15/19 (B)	75,000	76,125
R&R Ice Cream
8.375%, 11/15/17	100,000	142,874

		357,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors High Yield Bond Fund

June 30, 2011

	Face
	Amount	Value

Gaming — 5.1%
Ameristar Casinos
7.500%, 04/15/21 (B)	$75,000	$77,719
CityCenter Holdings
10.750%, 01/15/17 (B)	75,000	81,750
MGM Resorts International
9.000%, 03/15/20	75,000	82,500
6.625%, 07/15/15	100,000	94,250
Mohegan Tribal Gaming Authority
11.500%, 11/01/17 (B)	75,000	77,625
8.000%, 04/01/12	50,000	40,750
Scientific Games International
9.250%, 06/15/19	100,000	108,375
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	100,000	104,000
Wynn Las Vegas
7.875%, 11/01/17	125,000	136,719

		803,688

Healthcare — 5.9%
Biomet
10.375%, 10/15/17	100,000	110,750
Care UK Health & Social Care
9.750%, 08/01/17	100,000	166,118
Crown Newco 3
7.000%, 02/15/18	100,000	157,291
HCA
7.875%, 02/15/20	75,000	81,750
5.750%, 03/15/14	100,000	101,875
HCA Holdings
7.750%, 05/15/21 (B)	50,000	52,125
Inventiv Health
10.000%, 08/15/18 (B)	25,000	23,750
Omnicare
7.750%, 06/01/20	100,000	106,625
Prospect Medical Holdings
12.750%, 07/15/14	125,000	140,000

		940,284

Home Construction — 0.9%
Lennar
6.500%, 04/15/16	150,000	150,000

Independent — 5.3%
Chesapeake Energy
6.125%, 02/15/21	100,000	101,375
Concho Resources
6.500%, 01/15/22	50,000	50,188
Denbury Resources
8.250%, 02/15/20	175,000	191,625
Linn Energy
7.750%, 02/01/21 (B)	175,000	182,875
MEG Energy
6.500%, 03/15/21 (B)	75,000	75,655
Petrohawk Energy
7.250%, 08/15/18	75,000	77,344
Plains Exploration & Production
8.625%, 10/15/19	100,000	109,500
6.625%, 05/01/21	50,000	50,063

		838,625

Industrial Other — 1.3%
Thermadyne Holdings
9.000%, 12/15/17 (B)	75,000	78,750
Viskase
9.875%, 01/15/18 (B)	125,000	130,937

		209,687

Life — 0.5%
Genworth Financial
6.150%, 11/15/66 (A)	100,000	73,250

Lodging — 1.7%
Felcor Lodging
10.000%, 10/01/14	78,000	87,945
Host Hotels & Resorts
6.000%, 11/01/20	75,000	75,562
Wyndham Worldwide
7.375%, 03/01/20	100,000	111,068

		274,575

Media Cable — 3.7%
Cablevision Systems
8.625%, 09/15/17	100,000	108,875
CCO Holdings
7.000%, 01/15/19	75,000	77,625
DISH DBS
6.750%, 06/01/21 (B)	125,000	128,750
Insight Communications
9.375%, 07/15/18 (B)	100,000	110,250
Musketeer
9.500%, 03/15/21	100,000	155,203

		580,703

Media Noncable — 4.4%
Cengage Learning Holdco
13.750%, 07/15/15 (B)	150,000	138,000
Clear Channel Communications
10.750%, 08/01/16	75,000	68,063
Clear Channel Worldwide Holdings
9.250%, 12/15/17	100,000	109,250
EH Holding
7.625%, 06/15/21 (B)	50,000	51,250
Intelsat Luxembourg
11.500%, 02/04/17	232,031	250,013
LBI Media
9.250%, 04/15/19 (B)	75,000	74,625

		691,201

Metals and Mining — 4.6%
Arch Coal
7.250%, 06/15/21 (B)	50,000	50,312
7.000%, 06/15/19 (B)	75,000	75,188
Consol Energy
8.250%, 04/01/20	150,000	164,250
Quadra FNX Mining
7.750%, 06/15/19 (B)	50,000	50,750
Steel Dynamics
7.625%, 03/15/20	75,000	79,688
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors High Yield Bond Fund

June 30, 2011

	Face
	Amount	Value

Metals and Mining (continued)
United States Steel
7.375%, 04/01/20	$125,000	$129,062
Vedanta Resources
9.500%, 07/18/18 (B)	100,000	109,500
Xinergy
9.250%, 05/15/19 (B)	75,000	76,125

		734,875

Non-Captive Consumer — 0.6%
American General Finance
5.850%, 06/01/13	100,000	99,250

Non-Captive Diversified — 2.4%
Ally Financial
7.500%, 09/15/20	150,000	157,500
CIT Group
7.000%, 05/04/15	100,000	100,207
International Lease Finance
8.250%, 12/15/20	110,000	119,075

		376,782

Oil Field Services — 1.8%
CHC Helicopter
9.250%, 10/15/20 (B)	150,000	136,125
Forbes Energy Services
9.000%, 06/15/19 (B)	75,000	74,250
McJunkin Red Man
9.500%, 12/15/16 (B)	75,000	76,688

		287,063

Packaging — 4.5%
AEP Industries
8.250%, 04/15/19 (B)	50,000	50,375
Ardagh Packaging Finance
7.375%, 10/15/17	100,000	146,318
Berry Plastics
9.500%, 05/15/18	100,000	99,750
Consol Glass
7.625%, 04/15/14	100,000	147,588
Packaging Dynamics
8.750%, 02/01/16 (B)	75,000	76,500
Pretium Packaging
11.500%, 04/01/16 (B)	75,000	76,312
Reynolds Group Issuer
7.125%, 04/15/19 (B)	125,000	124,688

		721,531

Paper — 3.0%
Cascades
7.750%, 12/15/17	100,000	104,750
Georgia-Pacific
5.400%, 11/01/20 (B)	75,000	76,574
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (B)	50,000	50,500
Potlatch
7.500%, 11/01/19	100,000	106,125
Verso Paper Holdings
11.375%, 08/01/16	75,000	69,938
8.750%, 02/01/19 (B)	75,000	67,125

		475,012

Pharmaceuticals — 2.3%
Mylan
7.625%, 07/15/17 (B)	175,000	191,625
6.000%, 11/15/18 (B)	25,000	25,531
Valeant Pharmaceuticals International
6.500%, 07/15/16 (B)	150,000	149,063

		366,219

Pipelines — 1.3%
Energy Transfer Equity
7.500%, 10/15/20	100,000	106,500
Genesis Energy
7.875%, 12/15/18 (B)	100,000	99,750

		206,250

Railroads — 1.7%
Florida East Coast Railway
8.125%, 02/01/17 (B)	75,000	77,813
RailAmerica
9.250%, 07/01/17	175,000	192,937

		270,750

Retailers — 3.6%
Giraffe Acquisition
9.125%, 12/01/18 (B)	150,000	141,750
JC Penney
7.400%, 04/01/37	150,000	147,000
QVC
7.375%, 10/15/20 (B)	150,000	158,625
Rent-A-Center
6.625%, 11/15/20	125,000	125,000

		572,375

Technology — 6.7%
CoreLogic
7.250%, 06/01/21 (B)	50,000	49,000
DuPont Fabros Technology
8.500%, 12/15/17	100,000	109,750
First Data
10.550%, 09/24/15	52,637	54,873
8.875%, 08/15/20 (B)	75,000	80,438
Freescale Semiconductor
10.750%, 08/01/20 (B)	75,000	85,125
iGate
9.000%, 05/01/16 (B)	75,000	76,125
Interactive Data
10.250%, 08/01/18 (B)	100,000	110,000
Iron Mountain
8.750%, 07/15/18	100,000	104,375
Jabil Circuit
5.625%, 12/15/20	100,000	98,500
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Schedule of Investments
Aviva Investors High Yield Bond Fund

June 30, 2011

	Face
	Amount/Shares	Value

Technology (continued)
MEMC Electronic Materials
7.750%, 04/01/19 (B)	$75,000	$74,438
Seagate HDD Cayman
6.875%, 05/01/20 (B)	75,000	74,813
TransUnion
11.375%, 06/15/18	125,000	141,875

		1,059,312

Transportation Services — 0.8%
CMA CGM
8.875%, 04/15/19	100,000	121,842

Wireless — 4.1%
Cricket Communications
7.750%, 10/15/20	100,000	98,250
Digicel Group
8.875%, 01/15/15 (B)	125,000	128,438
Satmex Escrow
9.500%, 05/15/17 (B)	75,000	76,875
Sprint Capital
6.900%, 05/01/19	150,000	155,250
Vimpel Communications
7.748%, 02/02/21 (B)	75,000	77,625
Wind Acquisition Finance
11.750%, 07/15/17 (B)	100,000	113,750

		650,188

Wirelines — 5.1%
Cincinnati Bell
8.375%, 10/15/20	150,000	150,000
Earthlink
8.875%, 05/15/19 (B)	50,000	45,625
Equinix
8.125%, 03/01/18	100,000	109,375
Frontier Communications
8.500%, 04/15/20	150,000	164,250
Global Crossing UK Finance
10.750%, 12/15/14	100,000	104,875
Level 3 Escrow
8.125%, 07/01/19 (B)	80,000	80,600
Level 3 Financing
10.000%, 02/01/18	75,000	80,906
Windstream
8.125%, 09/01/18	75,000	79,875

		815,506

Total Corporate Bonds (Cost $14,944,151)		14,984,293

Cash Equivalent — 1.6%
Union Bank Institutional Trust III
0.200% (C) (Cost $246,190)	246,190	246,190

Total Investments — 96.2% (Cost $15,190,341)		$15,230,483

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2011, is as follows:

				Unrealized
		Currency to	Currency to	Appreciation
Counterparty	Maturity Date	Deliver	Receive	(Depreciation)

JPMorgan Chase	7/29/11	EUR 606,510	USD 859,090	$(20,021)
JPMorgan Chase	7/29/11	GBP 391,000	USD 624,200	(3,148)
JPMorgan Chase	7/29/11	USD 7,896	EUR 5,500	75

				$(23,094)

Percentages are based on Net Assets of $15,835,783.

(A)	Variable rate security — Rate disclosed is the rate in effect on June 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate shown is the 7-day effective yield as of June 30, 2011.

EUR	— Euro

GBP	— British Pounds

USD	— U.S. Dollar
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Statements of Assets and Liabilities

June 30, 2011

	Core Aggregate
	Fixed Income	High Yield
	Fund	Bond Fund

Assets:
Investments at Value (Cost $15,051,550 and $15,190,341, respectively)	$15,133,420	$15,230,483
Foreign Currency (Cost $0 and $176,880, respectively)	—	176,880
Interest Receivable	119,805	325,965
Receivable for Investment Securities Sold	25,195	163,563
Reimbursement from Adviser	19,405	22,410
Deferred Offering Costs	11,782	11,920
Unrealized Gain on Foreign Currency Contracts	—	75
Prepaid Expenses	3,599	3,609

Total Assets	15,313,206	15,934,905

Liabilities:
Payable for Investment Securities Purchased	132,981	23,750
Payable due to Administrator	6,038	6,290
Payable due to Investment Adviser	3,748	6,507
Chief Compliance Officer Fees Payable	2,969	3,172
Payable due to Trustees	2,231	2,339
Unrealized Loss on Foreign Currency Contracts	—	23,169
Other Accrued Expenses	33,846	33,895

Total Liabilities	181,813	99,122

Net Assets	$15,131,393	$15,835,783

Net Assets Consist of:
Paid-in Capital	$15,075,399	$15,163,120
Undistributed Net Investment Income	189,967	593,784
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(215,843)	61,687
Net Unrealized Appreciation on Investments	81,870	40,142
Net Unrealized Depreciation on Forward Foreign Currency Contracts and Foreign Currency	—	(22,950)

Net Assets	$15,131,393	$15,835,783

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,507,756	1,516,377

Net Asset Value, Offering and Redemption Price Per Share	$10.04	$10.44

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Statements of Operations

For the six month period ended June 30, 2011

	Core Aggregate
	Fixed Income	High Yield
	Fund	Bond Fund

Investment Income:
Interest Income	$226,680	$597,049

Total Investment Income	226,680	597,049

Expenses:
Administration Fees	36,216	38,167
Investment Advisory Fees	22,167	38,938
Trustees’ Fees	4,050	4,293
Chief Compliance Officer Fees	3,029	3,188
Offering Costs	22,326	22,601
Transfer Agent Fees	20,218	20,445
Legal Fees	13,497	14,971
Audit Fees	9,941	10,551
Printing Fees	3,835	4,247
Custodian Fees	2,440	4,959
Registration and Filing Fees	2,421	2,434
Miscellaneous Fees	13,413	15,478

Total Expenses	153,553	180,272
Less: Fees Waived by Adviser	(22,167)	(38,938)
Less: Fees Reimbursed by Adviser	(94,442)	(94,613)

Net Expenses	36,944	46,721

Net Investment Income	189,736	550,328

Net Realized Gain (Loss) on Investments	(131,767)	120,397
Net Realized Loss on Foreign Currency	—	(63,732)
Net Change in Unrealized Appreciation on Investments	366,742	115,588
Net Change in Unrealized Depreciation on Forward Foreign Currency Contracts and Foreign Currency	—	(6,285)

Net Realized and Unrealized Gain on Investments	234,975	165,968

Net Increase in Net Assets Resulting from Operations	$424,711	$716,296

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Statement of Changes in Net Assets
For the six month period ended June 30, 2011 (Unaudited)
For the period ended December 31, 2010

	Core Aggregate
	Fixed Income Fund
	1/01/11	10/06/10*
	to 06/30/11	to 12/31/10

Operations:
Net Investment Income	$189,736	$67,940
Net Realized Loss on Investments	(131,767)	(63,433)
Net Change in Unrealized Appreciation (Depreciation) on Investments	366,742	(284,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	424,711	(280,365)

Dividends and Distributions:
Net Investment Income	—	(88,352)

Total Dividends and Distributions	—	(88,352)

Capital Share Transactions:
Issued	—	15,000,300
In Lieu of Dividends and Distributions	—	75,099
Redeemed	—	—

Net Increase in Net Assets Derived From Capital Share Transactions	—	15,075,399

Total Increase in Net Assets	424,711	14,706,682

Net Assets:
Beginning of Period	14,706,682	—

End of Period	$15,131,393	$14,706,682

Undistributed Net Investment Income	$189,967	$231

Shares Transactions:
Issued	—	1,500,030
In Lieu of Dividends and Distributions	—	7,726
Redeemed	—	—

Net Increase in Shares Outstanding from Share Transactions	—	1,507,756

*	Fund commenced operations on October 6, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Statement of Changes in Net Assets
For the six month period ended June 30, 2011 (Unaudited)
For the period ended December 31, 2010

	High Yield
	Bond Fund
	1/01/11	10/18/10*
	to 06/30/11	to 12/31/10

Operations:
Net Investment Income	$550,328	$186,773
Net Realized Gain on Investments and Foreign Currency Transactions	56,665	53,259
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Transactions	109,303	(92,111)

Net Increase in Net Assets Resulting from Operations	716,296	147,921

Dividends and Distributions:
Net Investment Income	—	(191,554)

Total Dividends and Distributions	—	(191,554)

Capital Share Transactions:
Issued	—	15,000,300
In Lieu of Dividends and Distributions	—	162,820
Redeemed	—	—

Net Increase in Net Assets Derived
From Capital Share Transactions	—	15,163,120

Total Increase in Net Assets	716,296	15,119,487

Net Assets:
Beginning of Period	15,119,487	—

End of Period	$15,835,783	$15,119,487

Undistributed Net Investment Income	$593,784	$43,456

Shares Transactions:
Issued	—	1,500,030
In Lieu of Dividends and Distributions	—	16,347
Redeemed	—	—

Net Increase in Shares Outstanding from Share Transactions	—	1,516,377

*  Fund commenced operations on October 18, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Financial Highlights
For a Share Outstanding Throughout Each Period
For the six month period ended June 30, 2011 (Unaudited) and the period ended December 31, 2010

												Ratio
	Net		Realized and		Dividends		Net		Net		Ratio of	of Net
	Asset		Unrealized		from		Asset		Assets,	Ratio of	Gross	Investment
	Value,	Net	Gains	Total	Net		Value		End of	Net Expenses	Expenses	Income	Portfolio
	Beginning	Investment	(Losses) on	from	Investment	Total	End of	Total	Period	to Average	to Average	to Average	Turnover
	of Period	Income(3)	Investments	Operations	Income	Dividends	Period	Return(4)	(000)	Net Assets	Net Assets	Net Assets	Rate(5)
Core Aggregate Fixed Income Fund
2011	$9.75	$0.13	$0.16	$0.29	$—	$—	$10.04	2.97%	$15,131	0.50%	2.08%	2.57%	65%
2010(1)	$10.00	$0.05	$(0.24)	$(0.19)	$(0.06)	$(0.06)	$9.75	(1.91)%	$14,707	0.50%	2.78%	1.97%	30%

High Yield Bond Fund
2011	$9.97	$0.36	$0.11	$0.47	$—	$—	$10.44	4.71%	$15,836	0.60%	2.32%	7.07%	48%
2010(2)	$10.00	$0.12	$(0.02)	$0.10	$(0.13)	$(0.13)	$9.97	0.98%	$15,119	0.60%	3.24%	6.20%	4%

(1)	Fund commenced operations on October 6, 2010. All ratios for the period have been annualized, unless otherwise indicated.

(2)	Fund commenced operations on October 18, 2010. All ratios for the period have been annualized, unless otherwise indicated.

(3)	Per share calculations were performed using average shares for the period.

(4)	Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its Fee and reimbursed other expenses.

(5)	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
(Unaudited)
Notes to Financial Statements
June 30, 2011
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 Funds. The financial statements herein are those of the Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors High Yield Bond Fund (the “Funds”), which are both diversified funds. The Trust is authorized to offer Institutional and Investor share classes for the Funds. The Institutional share class of the Aviva Investors Core Aggregate Fixed Income Fund commenced operations on October 6, 2010 and the Institutional share class Aviva Investors High Yield Bond Fund commenced operations on October 18, 2010. The Aviva Investors Core Aggregate Fixed Income Fund seeks to provide total return that exceeds the total return of the broad U.S. dollar denominated investment grade bond market. The Aviva Investors High Yield Bond Fund seeks to produce a high total return through high income and capital appreciation. The Funds may change their investment objective without shareholder approval. The financial statements of the remaining funds in the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the Significant Accounting Policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.
Security Valuation — If available, debt securities are priced based upon values provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Debt instruments having a maturity greater than 60 days, for which market quotations are readily available, are valued at the average of the latest bid and asked prices.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
As of June 30, 2011, there were no securities valued in accordance with fair value procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Notes to Financial Statements (continued)
June 30, 2011
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of June 30, 2011, all the investments and forward foreign currency contracts for the Funds are classified as Level 2. For the period ended June 30, 2011, there were no Level 3 securities. For details of investment classifications, reference the Schedules of Investments.
For the period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For the period ended June 30, 2011, the Trust’s fair valuation methodologies were consistently applied throughout the period.
Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date, for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At June 30, 2011, the Funds did not hold repurchase agreements.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Notes to Financial Statements (continued)
June 30, 2011
recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. The High Yield Bond Fund held open forward foreign currency contracts at June 30, 2011.
Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.
Dividends and Distributions to Shareholders — The Funds’ distribute their respective net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
Offering Costs — The Funds’ offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve month period from inception. As of June 30, 2011, the amounts still remaining to be amortized for the Core Aggregate Fixed Income Fund and High Yield Bond Fund were $11,782 and $11,920, respectively.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Transfer Agency and Custodian Agreements:
The Funds and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to a minimum of $75,000 per Fund for the first year increasing to $100,000 in subsequent years and $15,000 per additional class opened after the initial launch or 0.08% of the first $1 billion, 0.07% of the next $2 billion, and 0.06% of the Funds’ average daily net assets in excess of $3 billion.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.
Union Bank, N.A. acts as Custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each Fund, as follows:

Rate
Core Aggregate Fixed Income Fund	0.30%
High Yield Bond Fund	0.50%

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Notes to Financial Statements (continued)
June 30, 2011
For each Fund, the Adviser has contractually agreed to reduce fees and reimburse Fund expenses, to the extent necessary, to keep total annual operating expense of each Fund’s Institutional Class Shares from exceeding 0.50% and 0.60%, respectively of the average daily net assets of Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors High Yield Bond Fund until April 30, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund’s total annual operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At June 30, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for which the Adviser may seek reimbursement is $195,258 for Aviva Investors Core Aggregate Fixed Income Fund and $213,142 for Aviva Investors High Yield Bond Fund.
6. Investment Transactions:
For the fiscal period ended June 30, 2011, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Core Aggregate Fixed Income Fund	$1,643,664	$1,515,677
High Yield Bond Fund	7,411,451	7,448,995
Purchases and sales and maturities of long-term U.S. Government securities were $8,159,594 and $7,953,428, respectively, for the Core Aggregate Fixed Income Fund. There were no purchases or sales and maturities of long-term U.S. Government securities for the High Yield Bond Fund.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.
As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that these differences arise.
Accordingly, the following permanent differences, primarily attributable to paydown adjustments and foreign currency gain/loss have been reclassified to (from) the following accounts:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss
Core Aggregate Fixed Income Fund	$20,643	$(20,643)
High Yield Bond Fund	48,237	(48,237)
The tax character of dividends and distributions declared during the fiscal period ended December 31, 2010, were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Core Aggregate Fixed Income Fund
2010	$88,352	$—	$88,352
High Yield Bond Fund
2010	191,554	—	191,554
As of December 31, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Core Aggregate
	Fixed Income	High Yield
	Fund	Bond Fund
Undistributed Ordinary Income	$231	$32,049
Post-October Losses	(80,681)	—
Capital Loss Carryforwards	(697)	—
Unrealized Appreciation	(287,570)	(75,682)

Total Distributable Earnings/(Accumulated Losses)	$(368,717)	$(43,633)

Post-October Losses represent losses on investment transactions from November 1, 2010 through December 31, 2010, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Notes to Financial Statements (continued)
June 30, 2011
For Federal income tax purposes, capital carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

Total Capital
Loss
	Expires	Carryforward
	2018	12/31/10
Core Aggregate Fixed Income Fund	$697	$697
High Yield Bond Fund	—	—
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
During the period ended December 31, 2010, the Funds did not utilize capital loss carryforwards to offset capital gains.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Funds at June 30, 2011, were as follows:

	Core
	Aggregate
	Fixed Income	High Yield
	Fund	Bond Fund
Federal Tax Cost	$15,051,550	$15,190,341
Gross Unrealized Appreciation	181,284	228,744
Gross Unrealized Depreciation	(99,414)	(188,602)

Net Unrealized Appreciation	$81,870	$40,142

8. Concentration of Risk:
The market values of the Funds’ investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.
The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.
Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values each Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Notes to Financial Statements (concluded)
June 30, 2011
Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold.
9. Other:
At June 30, 2011, the percentage of total shares outstanding held by shareholders for each Fund, which comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

	No. of	%
	Shareholders	Ownership
Core Aggregate Fixed Income Fund	1	100%
High Yield Bond Fund	1	100%
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
10. Recent Accounting Pronouncement:
In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
11. Subsequent Events:
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	01/01/11	06/30/11	Ratios	Period*

Aviva Investors Core Aggregate Fixed Income Fund

Actual Fund Return	$1,000.00	$1,029.70	0.50%	$2.52

Hypothetical 5% Return	1,000.00	1,022.32	0.50%	2.51

Aviva Investors High Yield Bond Fund

Actual Fund Return	$1,000.00	$1,047.10	0.60%	$3.05

Hypothetical 5% Return	1,000.00	1,021.82	0.60%	3.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Notes

Notes

Notes

Trust:
The Advisors’ Inner Circle Fund
Funds:
Aviva Investors Core Aggregate Fixed Income Fund
Aviva Investors High Yield Bond Fund
Adviser:
AVIVA Investors North America, Inc.
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Fund Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-877-515-4725 and (ii) on the SEC’s website at http://www.sec.gov.
AVA-SA-002-0100

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President

Date: September 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President

Date: September 7, 2011

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO

Date: September 7, 2011

*	Print the name and title of each signing officer under his or her signature.